WARRANT	12 Months Ended
Jun. 30, 2021
WARRANTS [Abstract]
WARRANT

28.        WARRANT

On November 13, 2017, and as subsequently amended through December 2020, the Company issued to Amazon.com NV Investment Holdings LLC, a subsidiary of Amazon.com, Inc. (“Amazon”), a 10-year warrant to acquire approximately 1,429,303 of our Series B Preference Shares and approximately 14,437.4049 of our Series C Preference Shares, totalling 1,443,740 shares, representing 10.0% of our equity on a fully diluted and as-converted basis as of the date of issuance of the warrant.  1,674,017 common shares, representing 10.0% of our equity on a fully diluted basis. The warrant is exercisable, either for cash or on a net issuance basis, at an exercise price per share of $11.20.

The Series B and Series C Preference shares of 1,443,740 shares were subsequently converted to 1,674,017 common shares on the date of the Company’s initial public offering (refer to Note 12.1) at an exercise price of $9.42.

The warrant shares vest on the satisfaction of specified milestones tied to Amazon’s purchase of services from the Company during a seven and a half year period ending on June 30, 2024. The vesting is partially accelerated in the event of a reorganization transaction (as defined in the warrant).

Amazon is entitled to customary shelf and piggy-back registration rights with respect to the shares issued upon exercise of the warrant. Amazon may not transfer the warrant except to a wholly-owned subsidiary of Amazon.

At June 30, 2020, the Company estimated the warrant liability using a Monte Carlo simulation. As a result of the Company’s initial public offering in August 2020, variables that previously required a more complex modelling technique were eliminated and all inputs into the calculation of the warrant liability are now observable in the public markets. Therefore, the Company has elected to use the Black-Scholes valuation technique to calculate the warrant liability going forward.

The Black-Scholes valuation model requires the use of certain estimates and assumptions that affect the fair value adjustment recognized in the consolidated statement of profit or loss. These include the price per share, expected term, expected volatility, expected dividends and the risk-free interest rate.

Fair value of common shares

The fair value of the common shares is $19.52 per share as of June 30, 2021.

Expected term

The expected term of options granted is six years from June 30, 2021, and ending November 12, 2027.

Volatility

Management used an average volatility of comparable listed companies of 31.8% as the Company does not have sufficient experience in the public markets to calculate its own volatility.

Expected dividends

The expected average dividend yield is 0% for the year ended June 30, 2021. The Holding Company does not expect to pay any dividends in the foreseeable future.

Risk-free rate

The risk-free rate is the continuously compounded United States nominal treasury rate corresponding to the term of the option. The average risk-free rate used for options granted was 1.2%.

There were no warrants cancelled or expired as of June 30, 2021 and June 30, 2020. At June 30, 2021, 502,205 warrants were vested based on the agreed upon revenue criteria.

The total fair value of the warrant liability included in other non-current liabilities and trade and other payables was $13.6 million and 3.9 million, as of June 30, 2021 and 2020, respectively.

Warrant asset

The Warrant asset is amortized pro rata over the life of the vesting period of the warrant based on actual and projected revenues. The Company recorded contra revenue of approximately $0.8 million and $0.7 million during the years ended June 30, 2021 and 2020 respectively. The balance of the warrant asset as of June 30, 2021 and 2020 was $2.1 million and $2.6 million, respectively.

Fair value hierarchy

The financial instruments carried at fair value have been categorized under the three levels of the IFRS fair value hierarchy as follows:

●	Level 1 - Instruments valued using quoted prices in active markets are instruments where the fair value can be determined directly from prices which are quoted in active, liquid markets and where the instrument observed in the market is representative
●	Level 2 - Instruments valued with valuation techniques using observable market data are instruments where the fair value can be determined by reference to similar instruments trading in active markets, or where a technique is used to derive the valuation but where all inputs to that technique are observable.
●	Level 3 - Instruments valued using valuation techniques using market data which is not directly observable are instruments where the fair value cannot be determined directly by reference to market observable information, and some other pricing technique must be employed. Instruments classified in this category have an element which is unobservable and which has a significant impact on the fair value.

Given these guidelines, the warrant liability associated with Amazon would be classified as a Level 3 liability.